Share Option And Restricted Share Scheme - Additional Information (Detail)	12 Months Ended			12 Months Ended										1 Months Ended						1 Months Ended													12 Months Ended
	Dec. 31, 2011 USD ($) Year	Dec. 31, 2011 CNY	Dec. 31, 2010	Dec. 31, 2011 Maximum CNY	Dec. 31, 2009 Maximum CNY	Dec. 31, 2011 Minimum CNY	Dec. 31, 2009 Minimum CNY	Dec. 31, 2011 Online Game Product Development Costs USD ($)	Dec. 31, 2011 Online Game Product Development Costs CNY	Dec. 31, 2010 Online Game Product Development Costs CNY	Dec. 31, 2009 Online Game Product Development Costs CNY	Dec. 31, 2011 Restricted Stock USD ($)	Dec. 31, 2011 Restricted Stock CNY	Sep. 30, 2006 Stock Incentive Plan 2006	May 15, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Mar. 19, 2007 Stock Incentive Plan 2006 Directors and Consultants USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 CNY Person	Oct. 17, 2007 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 USD ($)	Sep. 17, 2010 Stock Incentive Plan 2007 Employees Vested CNY	Oct. 12, 2007 Stock Incentive Plan 2007 Maximum	Oct. 12, 2007 Stock Incentive Plan 2007 Minimum	Apr. 23, 2010 Stock Incentive Plan 2007 Restricted Stock	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan USD ($) Person	Oct. 31, 2011 Stock Incentive Plan 2007 Employee Directors, Plan CNY	Feb. 27, 2009 Non Performance Based Shares USD ($)	Sep. 09, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 14, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Feb. 01, 2008 Non Performance Based Shares Officers and Key Management Employees USD ($)	Jan. 14, 2011 Non Performance Based Shares Independent Directors Compensation Plan USD ($)	Aug. 08, 2011 Accelerated Vesting of Stock Options USD ($)	Aug. 08, 2011 Accelerated Vesting of Stock Options CNY	Dec. 31, 2011 Employee Stock Option USD ($)	Dec. 31, 2011 Employee Stock Option CNY	Dec. 31, 2010 Employee Stock Option CNY	Dec. 31, 2009 Employee Stock Option CNY	Aug. 08, 2011 Employee Stock Option USD ($)	Aug. 08, 2011 Employee Stock Option CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share option scheme														16,000,000							23,700,000
Share options and SARs, Maximum term														6 years							10 years
Awards vest period														5 years							5 years	4 years	5 years	5 years	5 years					4 years
Share option annual vesting percentage														20.00%	20.00%	20.00%					25.00%	20.00%
Share option granted	60,000														3,800,000	920,000		1,743,500								335,000	560,500	50,000	60,000	60,000
Exercise share based option fair value	$ 6.71														$ 2.00	$ 2.00		$ 15.50	$ 6.36					$ 4.07		$ 6.00	$ 8.01	$ 10.50	$ 10.29	$ 7.24
Share option granted, Restricted shares																							797,000	14,000,000	14,000,000
Restricted shares, vesting term																							One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.	One fifth of the total restricted shares will become vested upon each annual anniversary of the grant date during the following five years.
Total Share options outstanding	3,191,950		11,385,629																2,414,000
Number of employees																	120							84	84
Incremental compensation cost for the modification																	8,273,839			5,300,346				$ 335,897	2,114,102
Vesting share																															400,000	400,000
Compensation expenses																															1,589,000	10,000,000					1,112,000	7,000,000
Share based compensation exercise price range lower range limit																								$ 6.00
Share based compensation exercise price range upper range limit																								$ 7.24
Number of shares from stock incentive plan ,modified																								1,098,600	1,098,600
Incremental compensation cost allocated to share based compensation																								230,248	1,449,156
Intrinsic value of options exercised																																	44,197,000	278,174,000	33,700,000	53,100,000
Weighted average estimated fair value of options granted				19.85	22.37	15.75	17.35																										$ 2.93	18.45		20.32
Total fair value of options vested																																	5,905,122	37,166,249	29,951,523	26,551,305
Unrecognized estimated share-based compensation cost	516,227	3,249,083
Deferred cost is expected to be recognized over a weighted-average vesting period	1.23
Unrecognized estimated share-based compensation cost												37,821,006	238,041,628
Weighted-average vesting period												2 years 9 months 4 days	2 years 9 months 4 days
Share based compensation costs, capitalized								$ 13,902	87,497	295,211	1,463,330